S & G Holdings, Inc. - Consolidated Balance Sheet (USD $)	Dec. 31, 2012		Dec. 31, 2011
CURRENT ASSETS
Cash	$ 91,708		$ 124,915
Accounts receivable	24,947		98,985
Advances			258,552
Advances to related party	140,715		139,236
Notes receivable	72,193		72,193
Other current assets			7,215
Total Current Assets	329,563		701,096
Property and equipment	3,702		9,970
TOTAL ASSETS	333,265		711,066
CURRENT LIABILITIES
Accounts payable and accrued liabilities	465,343		493,468
Unearned revenue			365,000
Other current liabilities	7,399
Total Current Liabilities	472,742		858,468
LONG-TERM LIABILITIES
Royalty payable	972,637		972,637
Total Long-term Liabilities	972,637		972,637
Total Liabilities	1,445,379		1,831,105
STOCKHOLDER'S DEFICIT:
Common stock	100	[1]	100	[1]
Additional paid-in capital	900		900
Deficit accumulated during the development stage	(1,113,114)		(1,121,039)
Total Stockholder's Deficit	(1,112,114)		(1,120,039)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 333,265		$ 711,066

[1]	Common stock no par value: 5,000 shares authorized, 1,020 shares issued and outstanding